Loans and Allowance for Credit Losses (Loans by Domicile and Industry of Borrower Segment Classification) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2015	Mar. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unearned income, unamortized premiums-net and deferred loan fees-net		¥ (293,672)	¥ (260,090)
Total Loans, net	[1]	118,265,202	110,276,411
Loans held for sale		88,927	46,635
Domestic [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		69,874,765	70,526,583
Domestic [Member] | Manufacturing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		11,703,428	11,540,753
Domestic [Member] | Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		977,892	980,877
Domestic [Member] | Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		10,911,240	10,989,562
Domestic [Member] | Services [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		2,684,355	2,693,561
Domestic [Member] | Wholesale and Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		8,345,481	8,475,143
Domestic [Member] | Banks and Other Financial Institutions [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	[2]	4,329,964	3,985,106
Domestic [Member] | Communication and Information Services [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		1,527,811	1,443,466
Domestic [Member] | Other Industries [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		12,674,004	13,496,763
Domestic [Member] | Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		16,720,590	16,921,352
Foreign [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		48,684,109	40,009,918
Foreign [Member] | Governments and Official Institutions [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		1,052,051	811,475
Foreign [Member] | Banks And Other Financial Institutions [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	[2]	11,973,021	9,792,255
Foreign [Member] | Commercial and Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		29,593,255	24,533,816
Foreign [Member] | Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		¥ 6,065,782	¥ 4,872,372

[1]	The above table includes loans held for sale of ¥46,635 million and ¥88,927 million at March 31, 2014 and 2015, respectively, which are carried at the lower of cost or estimated fair value.
[2]	Loans to so-called non-bank finance companies are generally included in the "Banks and other financial institutions" category. Non-bank finance companies are primarily engaged in consumer lending, factoring and credit card businesses.